Leases-Group as Lessee - Future Minimum Rentals Payable under Non-cancelable Operating Leases (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of maturity analysis of operating lease payments [Line Items]
Future minimum rentals payable under non-cancelable operating leases	¥ 14,362	¥ 16,045
Less than one year [member]
Disclosure of maturity analysis of operating lease payments [Line Items]
Future minimum rentals payable under non-cancelable operating leases	4,139	3,945
One to five years [member]
Disclosure of maturity analysis of operating lease payments [Line Items]
Future minimum rentals payable under non-cancelable operating leases	¥ 10,223	¥ 12,100